Commitments and Contingencies (Tables)	12 Months Ended
Dec. 31, 2015
Summary Future Minimum Lease Payments

The following table summarizes future minimum operating lease payments:

years ending December 31 (in millions)	2016	2017	2018	2019	2020	Thereafter
Future minimum operating lease payments	$58	$52	$46	$35	$30	$161